Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables.
Schedule of components of trade and other payables

	2024	2023
	£m	£m
Trade payables	315	357
Social security and other taxes	91	95
Other payables	95	94
Accruals	345	322
Contract liabilities[1]	249	254
Deferred consideration	17	17
Contingent consideration[2]	75	76
Total	1,187	1,215

Analysed as follows:
Other payables	30	31
Deferred consideration	1	—
Contingent consideration[2]	38	40
Total non-current portion	69	71
Current portion	1,118	1,144
Total	1,187	1,215
1.

Contract liabilities represents customer invoices where performance obligations have not yet been satisfied. All opening balances have subsequently been satisfied in the year. In most business categories, our customers are invoiced in advance or simultaneously with performance obligations being satisfied.

2.	Contingent consideration includes put option liability of £26m (2023: £32m).

Schedule of currency split of trade and other payables

	2024	2023
	£m	£m
Pound sterling	165	164
Euro	227	238
US dollar	532	542
Other currencies	263	271
Carrying value	1,187	1,215

Schedule of the ageing of trade payables

	2024	2023
	£m	£m
Less than one year	314	357
Between one and five years	1	—
More than five years	—	—
Total	315	357